Financial Instruments and Fair Value Measurements - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) T	Dec. 31, 2018 USD ($)
Foreign exchange risk [member] | Mongolian Tugrik [member]
Disclosure of fair value measurement of assets [line items]
Foreign exchange gain (loss)	$ 20.9	$ 22.7
Interest rate risk [member] | London Interbank Offered Rate (LIBOR) [member]
Disclosure of fair value measurement of assets [line items]
Calculated change in net earnings due to 100 basis point increase in LIBOR interest rates	$ 32.8	$ 16.3
Commodity price risk [member]
Disclosure of fair value measurement of assets [line items]
Copper in concentrate, sales | T	27,900